Technology And Content Expenses - Summary of Technology and Content Expense (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about Technology and content expense [Abstract]
Employee-related cost	₽ 3,490	₽ 2,956	₽ 1,826
IT and telecommunication services	615	446	222
Share-based compensation expense	152	16	18
Other technology and content expenses	137	102	57
Total	₽ 4,394	₽ 3,520	₽ 2,123